INTERIM FINANCIAL DATA (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jan. 01, 2022	Dec. 31, 2021	Jun. 30, 2021	Jan. 01, 2021	Dec. 31, 2020
Effect of recently adopted accounting standard [Line Items]
Stockholders' equity attributable to parent	$ (1,046,554)		$ (982,327)	$ (901,320)
4.875% senior unsecured convertible notes due 2023
Effect of recently adopted accounting standard [Line Items]
Senior unsecured convertible notes interest rate (in percentage)	4.875%
Accumulated profit/(deficit)
Effect of recently adopted accounting standard [Line Items]
Stockholders' equity attributable to parent	$ 0		92,720	206,054		$ 257,063
Additional paid-in capital
Effect of recently adopted accounting standard [Line Items]
Stockholders' equity attributable to parent	$ (615,913)		$ (621,037)	$ (616,426)		$ (531,382)
Cumulative effect, period of adoption, adjustment
Effect of recently adopted accounting standard [Line Items]
Stockholders' equity attributable to parent		$ 1,600
Cumulative effect, period of adoption, adjustment | Accumulated profit/(deficit)
Effect of recently adopted accounting standard [Line Items]
Stockholders' equity attributable to parent		(4,285)			$ 0
Cumulative effect, period of adoption, adjustment | Additional paid-in capital
Effect of recently adopted accounting standard [Line Items]
Stockholders' equity attributable to parent		$ 5,863			$ 0